Risks and concentration (Tables)	12 Months Ended
Dec. 31, 2024
Risks and concentration
Summary of accounts receivable concentration of credit risk and customers contribution of total revenue

Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2023	2024
Customer A	97%	—
Customer G	—	100%

Customers which contributed more than 10% of total revenue are as below:

	For the Years Ended December 31,
	2022	2023	2024
Customer B	33%	*	*
Customer C	22%	*	*
Customer D	16%	*	*
Customer E	*	14%	11%
Customer F	*	*	11%
*	Less than 10%